Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	VERSAMET ROYALTIES CORPORATION
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 3200, 733 Seymour Street
Entity Address, City or Town	Vancouver
Entity Address State Or Province	BC
Entity Address, Postal Zip Code	V6B 0S6
Entity Address, Country	CA
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	VMET
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	93,411,746
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0002080073
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	85
Business Contact
Document and Entity Information
Contact Personnel Name	Craig Rollins
Entity Address, Address Line One	Suite 3200, 733 Seymour Street
Entity Address, City or Town	Vancouver
Entity Address State Or Province	BC
Entity Address, Postal Zip Code	V6B 0S6
City Area Code	778
Local Phone Number	945-3948